Note 8 - Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six months ended June 30,
	2012	2013

Net loss	(10,350,649)	(13,500,918)

Weighted average common shares – Outstanding	32,558,052	45,319,605
Basic and diluted loss per share	(0.32)	(0.30)